FINANCIAL EXPENSES, NET	12 Months Ended
Dec. 31, 2020
Other Income and Expenses [Abstract]
FINANCIAL EXPENSES, NET
NOTE 16:-	FINANCIAL EXPENSES, NET

Financial income (expenses):

	Year ended December 31,
	2020	2019	2018

Interest	$(2,472)	$(2,546)	$(2,827)
Re-measurement of derivatives	(73)	188	(562)
Foreign currency translation adjustments	764	(272)	507

	$(1,781)	$(2,630)	$(2,882)